Dividends (Details) - $ / shares	Apr. 08, 2022	Nov. 24, 2021	Oct. 12, 2021	Apr. 08, 2021	Nov. 25, 2020	Oct. 13, 2020	Apr. 06, 2020
Dividends (Details) [Line Items]
Dividend per share		$ 0.06	$ 0.06	$ 0.02	$ 0.06	$ 0.1	$ 0.08
Subsequent Event [Member]
Dividends (Details) [Line Items]
Dividend per share	$ 0.05